Loans at amortized cost, etc. - Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 505,986	₩ 525,205
Loan origination	344,963	231,007
Amortization, etc.	(205,380)	(250,226)
Ending balance	₩ 645,569	₩ 505,986